Salaries and social security taxes payable (Details Narrative) $ in Millions	Dec. 31, 2025 ARS ($) Employees	Dec. 31, 2024 ARS ($) Employees
Salaries And Social Security Taxes Payable
Current future payment obligations	$ 6,207	$ 496
Collective bargaining liabilities	$ 7,857	$ 8,197
Number of employees | Employees	4,576	4,642